Offerings	Mar. 25, 2026 USD ($) shares $ / shares Rate
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share, 2021 Equity Incentive Plan
Amount Registered | shares	26,851,842
Proposed Maximum Offering Price per Unit | $ / shares	11.4500
Maximum Aggregate Offering Price	$ 307,453,590.9
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 42,459.34
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock that become issuable under the Registrant’s 2021 Equity Incentive Plan (the “Incentive Plan”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Class A common stock. The amount registered represents an automatic annual increase equal to 5.0% of the total number of shares of the Registrant’s Class A common stock and Class B common stock outstanding on January 31 of the preceding fiscal year, which annual increase is provided by the Incentive Plan. The proposed maximum offering price per unit and proposed maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) promulgated under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are calculated using the average of the high and low prices of the Registrant's Class A common stock as reported on the New York Stock Exchange on March 24, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share, 2021 Employee Stock Purchase Plan
Amount Registered | shares	5,370,368
Proposed Maximum Offering Price per Unit | $ / shares	9.7325
Maximum Aggregate Offering Price	$ 52,267,106.56
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 7,218.09
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock that become issuable under the Registrant’s 2021 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Class A common stock. The amount registered represents an automatic increase equal to 1.0% of the total number of shares of the Registrant’s Class A common stock and Class B common stock outstanding on January 31 of the preceding fiscal year, which annual increase is provided by the ESPP. The proposed maximum offering price per unit and proposed maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) promulgated under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are calculated using the average of the high and low prices of the Registrant's Class A common stock as reported on the New York Stock Exchange on March 24, 2026, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the ESPP.